Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
8. Debt
Debt outstanding consisted of the following (in millions)

	Maturity Date	March 31, 2023	December 31, 2022
Term Loan	May 1, 2024	$—	$65
Term Loan, B-1 (1)	August 31, 2028	2,507	2,448
Secured Senior Notes	June 1, 2025	309	310
$300 million Revolving Credit Facility, Amended	August 31, 2026	—	—
Total debt, net		2,816	2,823
Less: current portion of long-term debt, net		(25)	(31)

Total long-term debt, net		$2,791	$2,792

(1)
The net balance for the
B-1
Term Loan at March 31, 2023 includes unamortized debt issuance costs of $9 million. The net balance for the
B-1
Term Loan at December 31, 2022 includes unamortized debt issuance costs of $8 million.

Term Loan
In May 2017, the Company entered into a
7-year
Initial Term Loan. During November 2017 and November 2019, the Company entered into Incremental Term Loans under identical terms as the Initial Term Loan. In August 2020, the Company refinanced a portion of the Term Loan by paying down $270 million of principal using the proceeds from the August 2020 Unsecured Senior Notes issuance, extending the maturity date on
$1,986 m
illion of the balance to October 31, 2026, and adding an interest rate floor of 50 bps (the “Amended Term Loan”). As part of the consideration transferred in the Business Combination, $556 million of principal was repaid on the portion of the Term Loan that was not amended. In August 2021, the Company entered into a new Third Incremental Term Loan facility for $525 million that matures August 31, 2028. In January 2022, the Company refinanced the Amended Term Loan and the Third Incremental Term Loan to have a concurrent maturity date of August 31, 2028 and updated interest rate terms as described below (the
“B-1
Term Loan”). In March 2023, the Company refinanced the remaining portion of the
7-year
Term Loan in full by increasing the existing
B-1
Term Loan by approximately $65 million under identical terms as the
B-1
Term Loan.
Interest rates on the
B-1
Term Loan borrowings are based on the Secured Overnight Financing Rate (“SOFR”) plus a margin of 300 bps. The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.
During the three months ended March 31, 2023 and 2022, the Company made total principal payments of $6 million and $8 million, respectively. The Company utilized swap agreements to fix a portion of the floating interest rates through December 2026 (see Note 13 “Derivative Financial Instruments”).
Secured Senior Notes
In May 2020, the Company issued $300 million of Secured Senior Notes. These Secured Senior Notes have a maturity date of June 1, 2025 and accrue interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year, beginning on December 1, 2020.
Revolving Credit Facility
In May 2017, the Company entered into a
5-year
$250 million revolving credit facility with a multi-bank syndicate with a maturity date of May 1, 2022. During August 2020, the Company extended the maturity date for $226 million of the revolving credit facility to October 31, 2024. In August 2021, the Company replaced and refinanced the revolving credit facilities with a $294 million revolving credit facility with a maturity date of August 31, 2026. In March 2023, the Company amended and upsized the revolving credit facility to $300 million and updated the benchmark reference rate from LIBOR to Term SOFR. No changes were made to the maturity date. At March 31, 2023, $3 million of unused letters of credit related to various insurance policies and real estate leases were issued under the revolving credit facility and there were no borrowings. The Company is required to make periodic payments for commitment fees and interest related to the revolving credit facility and outstanding letters of credit. During the three months ended March 31, 2023 and 2022, respectively, the Company made immaterial payments related to these fees.

Financing Fees, Premiums and Interest Expense
The Company capitalized financing fees and premiums related to the Term Loan, Revolver and Secured Senior Notes issued. These financing fees and premiums were recorded as an offset to the aggregate debt balances and are being amortized over the respective loan terms.
Total interest expense related to the debt instruments for the three months ended March 31, 2023 and 2022 was $51 million and $27 million, respectively, which included immaterial amortization of financing fees and $1 million benefit for the three months ended March 31, 2023 and 2022, respectively. Interest expense is recorded in Interest expense in the Condensed Consolidated Statements of Comprehensive Income (Loss).
Principal Payments
Aggregate remaining contractual principal payments as of March 31, 2023 are as follows (in millions):

2023	$19
2024	25
2025	325
2026	25
2027	25
Thereafter	2,395

Total payments	$2,814

8. Debt
Debt outstanding consisted of the following (in millions):

	Maturity Date	December 31, 2022	December 31, 2021
Term Loan	May 1, 2024	$65	$72
Term Loan, Amended	October 31, 2026	—	1,958
Term Loan, Third Incremental (1)	August 31, 2028	—	517
Term Loan, B-1 (2)	August 31, 2028	2,448	—
Secured Senior Notes	June 1, 2025	310	314
$294 million Revolving Credit Facility, Amended	August 31, 2026	—	—
Other	June 30, 2022	—	7

Total debt, net		2,823	2,868
Less: current portion of long-term debt, net		(31)	(38)

Total long-term debt, net		$2,792	$2,830

(1)	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
(2)	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.
Purchase Accounting
As part of purchase accounting for the prior year Business Combination, the debt obligations assumed were recorded at fair value, under ASC 805, which resulted in an aggregate increase in the debt liability of $60 million. The fair value increase is being amortized over the respective terms of the debt obligations and is recorded in Interest expense on the Consolidated Statements of Comprehensive Income (Loss).

Term Loan
In May 2017, the Company entered into a
7-year
Initial Term Loan. During November 2017 and November 2019, the Company entered into Incremental Term Loans under identical terms as the Initial Term Loan. In August 2020, the Company refinanced the Term Loan by paying down $270 million of principal using the proceeds from the August 2020 Unsecured Senior Notes issuance, extending the maturity date on $1,986 million of the balance to October 31, 2026, and adding an interest rate floor of 50 bps (the “Amended Term Loan”). As part of the consideration transferred in the Business Combination, $556 million of principal was repaid on the portion of the Term Loan that was not amended. In August 2021, the Company entered into a new Third Incremental Term Loan facility for $525 million that matures August 31, 2028. In January 2022, the Company refinanced the Amended Term Loan and the Third Incremental Term Loan to have a concurrent maturity date of August 31, 2028 and updated interest rate terms as described below (the
“B-1
Term Loan”).
Interest rates on the original Term Loan borrowings are based on the London Interbank Offered Rate (“LIBOR”) plus a margin based on defined ratios (275 or 300 bps). The Company used the
1-month
LIBOR rate for all periods presented. Interest rates on the
B-1
Term Loan borrowings are based on the Secured Overnight Financing Rate (“SOFR”) plus a margin of 300 bps. The Company is required to make principal payments at the end of each fiscal quarter based on defined terms in the agreement with the remaining principal balances due on the maturity dates.
During the Successor year ended and six months ended December 31, 2022 and December 31, 2021, respectively, and the Predecessor six months and year ended June 30, 2021 and December 31, 2020, respectively, the Company made total principal payments of $31 million, $571 million, $13 million, and $298 million, respectively. The Company utilized swap agreements to fix a portion of the floating interest rates through December 2026 (see Note 13 “Derivative Financial Instruments”).
Secured Senior Notes
During May 2020, the Company issued $300 million of Secured Senior Notes. These Secured Senior Notes have a maturity date of June 1, 2025 and accrue interest at a fixed rate of 5.75% per annum, payable semi-annually on June 1 and December 1 of each year, beginning on December 1, 2020.
Unsecured Senior Notes
In May 2017, the Company issued $500 million of Initial Unsecured Senior Notes. During November 2017, July 2019, and August 2020, the Company issued additional Unsecured Senior Notes under identical terms as the Initial Unsecured Senior Notes for $180 million, $280 million, and $270 million, respectively (collectively “Unsecured Senior Notes”). The Unsecured Senior Notes had a maturity date of June 1, 2025 and accrue interest at a fixed rate of 6.750% per annum, payable semi-annually on June 1 and December 1 of each year.
As part of the consideration transferred in the Business Combination, the Unsecured Senior Notes were fully redeemed.
Revolving Credit Facility
In May 2017, the Company entered into a
5-year
$250 million Revolver with a multi-bank syndicate with a maturity date of May 1, 2022. During August 2020, the Company extended the maturity date for $226 million of the Revolver to October 31, 2024. In August 2021, the Company replaced and refinanced the Revolvers with a $294 million Revolver with a maturity date of August 31, 2026. At December 31, 2022, $3 million of unused letters of credit related to various insurance policies and real estate leases were issued under the Revolver and there were no additional borrowings. The Company is required to make periodic payments for commitment fees and interest related to the Revolver and outstanding letters of credit. During the Successor year ended and six months ended December 31, 2022 and December 31, 2021, respectively, and the Predecessor six months and year ended June 30, 2021 and December 31, 2020, respectively, the Company made immaterial payments related to these fees.
As part of the acquisition of NGA Human Resources (“NGA HR”) during the year ended December 31, 2019, the Company acquired a revolving credit facility of approximately $20 million secured on the accounts receivable balance of NGA HR. During the year ended December 31, 2022, the Company made principal payments of $110 million, offset by borrowings of $104 million. Interest was calculated based on an applicable reference rate plus a margin. The facility was terminated on June 29, 2022, with all borrowings and associated interest repaid at that time.
Financing Fees, Premiums and Interest Expense
The Company capitalized financing fees and premiums related to the Term Loan, Revolver and Secured Senior Notes issued. These financing fees and premiums were recorded as an offset to the aggregate debt balances and are being amortized over the respective loan terms.

Total interest expense related to the debt instruments for the Successor year and six months ended December 31, 2022 and December 31, 2021, respectively, and the Predecessor six months and year ended June 30, 2021 and December 31, 2020, respectively, was $138 million, $53 million, $105 million, $204 million, respectively. This included amortization of financing fees of $3 million and $2 million benefits for the Successor year and six months ended December 31, 2022 and December 31, 2021, respectively, and an expense of approximately $8 million and $17 million for the Predecessor six months and year ended June 30, 2021 and December 31, 2020, respectively. Interest expense is recorded in Interest expense in the Consolidated Statements of Comprehensive Income (Loss).
Principal Payments
Aggregate contractual principal payments as of December 31, 2022 are as follows (in millions):

2023	$31
2024	83
2025	325
2026	25
2027	25
Thereafter	2,331

Total payments	$2,820